MINERAL PROPERTY INTEREST (Tables)	3 Months Ended
Jul. 31, 2017
Extractive Industries [Abstract]
Development Expenditures
$

Balance at April 30, 2017	305,850

Engineering and consulting	90,028
Metallurgy	74,226
Permitting and environmental	6,000
Other direct costs	9,709
179,963

Balance at July 31, 2017	485,813